UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES , INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2012 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.43%)
CONSUMER DISCRETIONARY – (11.13%)
Consumer Durables & Apparel – (1.88%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	77,840	$4,667,917
Hunter Douglas NV (Netherlands)	85,011	3,206,293
		7,874,210
Media – (4.58%)
Walt Disney Co.	366,290	19,149,641
Retailing – (4.67%)
Groupon, Inc. *	822,220	3,917,878
Netflix Inc. *	147,570	8,029,284
Tiffany & Co.	97,100	6,008,548
Vipshop Holdings Ltd., ADS (China)*	209,440	1,570,800
		19,526,510
	Total Consumer Discretionary	46,550,361
CONSUMER STAPLES – (11.98%)
Food & Staples Retailing – (5.07%)
Brazil Pharma S.A. (Brazil)	664,600	3,983,174
CVS Caremark Corp.	53,080	2,570,134
Sysco Corp.	255,420	7,986,983
Wal-Mart Stores, Inc.	90,470	6,676,686
		21,216,977
Food, Beverage & Tobacco – (5.48%)
Coca-Cola Co.	337,160	12,788,479
Diageo PLC (United Kingdom)	85,500	2,401,646
Heineken Holding NV (Netherlands)	19,565	950,242
Kellogg Co.	81,000	4,184,460
Philip Morris International Inc.	28,850	2,594,769
		22,919,596
Household & Personal Products – (1.43%)
Procter & Gamble Co.	86,100	5,971,896
	Total Consumer Staples	50,108,469
ENERGY – (4.70%)
Exxon Mobil Corp.	91,080	8,329,266
Noble Energy, Inc.	17,400	1,613,154
Plains Exploration & Production Co. *	40,400	1,513,788
Schlumberger Ltd.	113,420	8,203,669
	Total Energy	19,659,877
FINANCIALS – (21.69%)
Banks – (4.74%)
Commercial Banks – (4.74%)
U.S. Bancorp	181,080	6,211,044
Wells Fargo & Co.	393,930	13,602,403
		19,813,447
Diversified Financials – (7.35%)
Capital Markets – (6.06%)
CETIP S.A. - Mercados Organizados (Brazil)	241,500	3,168,775
Charles Schwab Corp.	354,110	4,529,067
Oaktree Capital Group LLC, Class A	430,177	17,637,257
		25,335,099

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (1.29%)
JPMorgan Chase & Co.	133,570	$5,406,914
		30,742,013
Insurance – (9.60%)
Multi-line Insurance – (0.75%)
Loews Corp.	75,640	3,120,907
Property & Casualty Insurance – (7.63%)
Berkshire Hathaway Inc., Class B *	229,761	20,264,920
Chubb Corp.	53,400	4,073,352
Markel Corp. *	16,535	7,581,132
		31,919,404
Reinsurance – (1.22%)
Alleghany Corp. *	14,829	5,115,115
		40,155,426
	Total Financials	90,710,886
HEALTH CARE – (6.41%)
Health Care Equipment & Services – (3.09%)
IDEXX Laboratories, Inc. *	61,540	6,109,383
Medtronic, Inc.	157,350	6,784,932
		12,894,315
Pharmaceuticals, Biotechnology & Life Sciences – (3.32%)
Agilent Technologies, Inc.	22,504	865,279
Eli Lilly and Co.	120,320	5,704,371
Johnson & Johnson	87,630	6,038,583
Techne Corp.	17,830	1,282,334
		13,890,567
	Total Health Care	26,784,882
INDUSTRIALS – (13.83%)
Capital Goods – (6.72%)
3M Co.	36,030	3,329,893
Cummins Inc.	23,300	2,148,493
Deere & Co.	55,940	4,614,491
Emerson Electric Co.	121,550	5,867,218
PACCAR Inc.	303,580	12,150,789
		28,110,884
Commercial & Professional Services – (2.59%)
Nielsen Holdings NV *	360,850	10,818,283
Transportation – (4.52%)
Expeditors International of Washington, Inc.	143,000	5,195,905
FedEx Corp.	44,120	3,733,434
Kuehne & Nagel International AG (Switzerland)	88,276	9,968,008
		18,897,347
	Total Industrials	57,826,514
INFORMATION TECHNOLOGY – (21.72%)
Semiconductors & Semiconductor Equipment – (3.12%)
Intel Corp.	201,910	4,574,271
Texas Instruments Inc.	307,810	8,481,705
		13,055,976

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares/Principal/Units	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (17.55%)
Angie's List Inc. *	441,314	$4,644,830
Automatic Data Processing, Inc.	56,570	3,316,699
Google Inc., Class A *	46,813	35,320,877
International Business Machines Corp.	27,784	5,763,791
Microsoft Corp.	359,020	10,682,640
Oracle Corp.	168,710	5,308,460
SAP AG, ADR (Germany)	48,631	3,468,849
Youku Tudou Inc., ADR (China)*	266,920	4,908,659
		73,414,805
Technology Hardware & Equipment – (1.05%)
Hewlett-Packard Co.	190,234	3,245,392
Nokia Oyj, ADR (Finland)	442,750	1,137,867
		4,383,259
	Total Information Technology	90,854,040
MATERIALS – (3.24%)
Air Products and Chemicals, Inc.	38,150	3,155,005
Sigma-Aldrich Corp.	144,370	10,385,978
	Total Materials	13,540,983
TELECOMMUNICATION SERVICES – (0.73%)
America Movil SAB de C.V., Series L, ADR (Mexico)	120,320	3,060,941
	Total Telecommunication Services	3,060,941
TOTAL COMMON STOCK – (Identified cost $345,682,226)		399,096,953
STOCK WARRANTS – (0.63%)
FINANCIALS – (0.63%)
Banks – (0.63%)
Commercial Banks – (0.63%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	266,520	2,635,883
TOTAL STOCK WARRANTS – (Identified cost $2,126,827)		2,635,883
SHORT-TERM INVESTMENTS – (4.10%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 10/01/12, dated 09/28/12, repurchase value of $7,208,102 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.525%-4.50%, 01/01/26-08/01/42, total market value $7,352,160)	$7,208,000	7,208,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.28%, 10/01/12, dated 09/28/12, repurchase value of $9,938,232 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 11/20/41-01/15/42, total market value $10,136,760)	9,938,000	9,938,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $17,146,000)		17,146,000

Total Investments – (100.16%) – (Identified cost $364,955,053) – (a)		418,878,836
Liabilities Less Other Assets – (0.16%)		(659,515)
Net Assets – (100.00%)		$418,219,321

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2012 (Unaudited)

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $373,164,711. At September 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$71,767,097
	Unrealized depreciation	(26,052,972)
	Net unrealized appreciation	$45,714,125

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2012 (Unaudited)

	Principal	Value
GOVERNMENT AGENCY NOTES – (0.26%)
Fannie Mae, 4.00%, 01/28/13	$400,000	$405,044
TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $400,912)		405,044
MORTGAGES – (95.33%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (70.69%)
Fannie Mae, 4.50%, 01/25/14	61,654	62,915
Fannie Mae, 4.00%, 01/25/19	603,831	626,729
Fannie Mae, 4.00%, 02/25/19	1,397,649	1,465,009
Fannie Mae, 4.00%, 04/25/19	5,000,000	5,274,371
Fannie Mae, 4.00%, 07/25/23	1,524,932	1,580,561
Fannie Mae, 4.00%, 11/25/23	1,157,856	1,200,802
Fannie Mae, 6.00%, 08/18/28	42,352	42,683
Fannie Mae, 3.50%, 12/25/31	4,870,275	5,163,587
Fannie Mae, 3.50%, 09/25/36	828,424	866,733
Fannie Mae, 0.4165%, 02/25/37 (a)	123,445	122,104
Fannie Mae, 0.4665%, 03/25/37 (a)	1,057,924	1,056,561
Fannie Mae, 0.5665%, 07/25/37 (a)	1,056,405	1,054,228
Fannie Mae, 0.7165%, 06/25/38 (a)	553,058	556,141
Fannie Mae Whole Loan, 5.31%, 08/25/33	338,335	342,990
Fannie Mae Whole Loan, 5.09%, 11/25/43	3,358,579	3,558,741
Fannie Mae Whole Loan, 6.2312%, 08/25/47 (a)	647,741	729,611
Freddie Mac, 4.00%, 01/15/17	13,786	13,795
Freddie Mac, 3.50%, 01/15/18	201,057	206,476
Freddie Mac, 4.50%, 05/15/18	3,055,883	3,251,162
Freddie Mac, 4.00%, 06/15/18	54,502	54,555
Freddie Mac, 4.50%, 07/15/18	885,070	934,162
Freddie Mac, 4.00%, 10/15/18	2,875,000	3,020,086
Freddie Mac, 4.50%, 02/15/19	4,390,000	4,682,715
Freddie Mac, 5.00%, 05/15/19	71,648	72,218
Freddie Mac, 4.50%, 09/15/23	1,359,402	1,421,801
Freddie Mac, 3.50%, 02/15/24	2,304,213	2,365,262
Freddie Mac, 1.30%, 03/15/24 (a)	2,582,284	2,632,213
Freddie Mac, 3.50%, 07/15/24	1,526,639	1,581,996
Freddie Mac, 5.00%, 01/15/25	2,000,000	2,264,591
Freddie Mac, 3.50%, 04/15/25	2,142,344	2,225,229
Freddie Mac, 4.00%, 01/15/26	2,965,001	3,148,408
Freddie Mac, 3.00%, 03/15/26	4,634,862	4,900,540
Freddie Mac, 4.00%, 01/15/28	2,711,453	2,844,239
Freddie Mac, 4.50%, 04/15/32	2,132,691	2,204,223
Freddie Mac, 6.00%, 01/15/33	21,555	21,575
Freddie Mac, 5.00%, 01/15/34	1,456,542	1,480,684
Freddie Mac, 4.50%, 08/15/36	1,716,741	1,830,804
Freddie Mac, 4.00%, 03/15/37	4,214,758	4,343,478
Freddie Mac, 0.6208%, 11/15/37 (a)	3,350,411	3,369,826
Freddie Mac, 4.00%, 01/15/38	4,301,175	4,529,508
Freddie Mac, 3.00%, 06/15/39	691,935	733,536
Freddie Mac, 4.00%, 12/15/40	4,797,765	5,179,938
Freddie Mac Structured Pass-Through, 6.50%, 02/25/43	728,930	829,842
Ginnie Mae, 4.50%, 10/20/20	322,708	325,009

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2012 (Unaudited)

	Principal	Value
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
Ginnie Mae, 4.00%, 11/20/30	$1,167,321	$1,174,623
Ginnie Mae, 5.00%, 02/16/32	531,967	535,031
Ginnie Mae, 4.00%, 05/20/33	3,760,432	3,961,764
Ginnie Mae, 3.536%, 09/16/35	4,550,696	4,772,400
Ginnie Mae, 3.421%, 11/16/35	5,079,996	5,310,025
Ginnie Mae, 5.2069%, 12/16/36 (a)	666,000	722,053
Ginnie Mae, 6.1304%, 04/20/37 (a)	2,857,530	3,246,563
Ginnie Mae, 3.00%, 06/20/38	2,109,245	2,176,268
Ginnie Mae, 2.7166%, 02/16/44	3,688,254	3,862,870
	Total Collateralized Mortgage Obligations	109,933,234
FANNIE MAE POOLS – (19.88%)
4.564%, 01/01/15, Pool No. 725788	1,072,014	1,128,408
6.00%, 09/01/17, Pool No. 665776	990,703	1,061,074
4.50%, 03/01/18, Pool No. AJ0354	1,295,213	1,369,286
5.00%, 03/01/18, Pool No. 357369	382,001	415,641
4.50%, 08/01/18, Pool No. 254833	829,007	890,070
4.00%, 01/01/19, Pool No. 976841	602,557	646,788
3.50%, 09/01/20, Pool No. MA0521	1,396,309	1,496,712
0.716%, 11/01/20, Pool No. 466582 (b)	4,085,000	4,097,786
3.00%, 12/01/20, Pool No. MA0605	3,136,363	3,273,480
3.50%, 01/01/21, Pool No. MA0629	1,999,303	2,143,066
4.00%, 07/01/25, Pool No. AD7151	1,768,885	1,892,652
2.50%, 10/01/27, Pool No. AP9869	3,539,679	3,744,980
6.50%, 07/01/32, Pool No. 635069	101,026	111,534
1.85%, 10/01/32, Pool No. 648917 (b)	749,944	786,579
2.183%, 05/01/35, Pool No. 826242 (b)	412,861	439,933
4.827%, 01/01/36, Pool No. 848973 (b)	566,627	617,736
5.614%, 04/01/36, Pool No. 851605 (b)	525,621	564,946
6.00%, 09/01/37, Pool No. 888796	560,706	618,880
6.50%, 09/01/37, Pool No. AA0924	1,566,207	1,803,405
6.152%, 10/01/37, Pool No. AL1846 (b)	3,451,387	3,812,284
	Total Fannie Mae Pools	30,915,240
FREDDIE MAC POOLS – (2.42%)
4.00%, 12/01/12, Pool No. M81008	147,404	148,045
5.50%, 12/01/18, Pool No. G11684	560,483	607,143
5.50%, 06/01/22, Pool No. G12688	363,942	393,217
4.00%, 05/01/24, Pool No. J09596	1,478,527	1,578,743
2.483%, 12/01/34, Pool No. 1H1238 (b)	314,593	338,252
2.771%, 04/01/36, Pool No. 848422 (b)	665,218	703,055
	Total Freddie Mac Pools	3,768,455
GINNIE MAE POOLS – (2.34%)
5.00%, 10/20/40, Pool No. 783539	3,375,532	3,633,971
	Total Ginnie Mae Pools	3,633,971
TOTAL MORTGAGES – (Identified cost $147,091,510)		148,250,900

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2012 (Unaudited)

	Principal	Value
OTHER AGENCIES – (0.18%)
Housing Urban Development, 6.00%, 08/01/20	$280,000	$281,368
	TOTAL OTHER AGENCIES – (Identified cost $280,000)	281,368
SHORT-TERM INVESTMENTS – (6.96%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 10/01/12, dated 09/28/12, repurchase value of $4,546,064 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.525%-4.50%, 01/01/26-08/01/42, total market value $4,636,920)	4,546,000	4,546,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.28%, 10/01/12, dated 09/28/12, repurchase value of $6,269,146 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 11/20/41-01/15/42, total market value $6,394,380)	6,269,000	6,269,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,815,000)	10,815,000

Total Investments – (102.73%) – (Identified cost $158,587,422) – (c)		159,752,312
Liabilities Less Other Assets – (2.73%)		(4,238,460)
	Net Assets – (100.00%)	$155,513,852

(a)
The interest rates on floating rate securities, shown as of September 30, 2012, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of September 30, 2012, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $158,587,422. At September 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation		$1,574,980
Unrealized depreciation		(410,090)
	Net unrealized appreciation	$1,164,890

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	September 30, 2012 (Unaudited)

	Principal	Value
FANNIE MAE – (3.62%)
0.25%, 10/18/12 (a)	$2,300,000	$2,300,121
0.29%, 12/03/12 (a)	3,000,000	3,000,784
0.375%, 12/28/12	4,500,000	4,501,965
TOTAL FANNIE MAE – (Identified cost $9,802,870)		9,802,870
FDIC STRUCTURED SALE GUARANTEED NOTES – (4.20%)
Class A-2, 144A, 0.1986%, 10/25/12 (b)(c)	10,400,000	10,398,646
Series 2010-L3, Class A-2, 144A, 0.2973%, 01/07/13 (b)(c)	950,000	949,249
TOTAL FDIC STRUCTURED SALE GUARANTEED NOTES – (Identified cost $11,347,895)		11,347,895
FEDERAL FARM CREDIT BANK – (9.28%)
0.242%, 10/19/12 (a)	3,800,000	3,799,981
4.86%, 01/02/13	1,340,000	1,355,698
0.3961%, 01/25/13 (a)	500,000	500,375
0.202%, 01/28/13 (a)	5,000,000	4,998,213
0.222%, 02/20/13 (a)	2,150,000	2,150,171
0.222%, 02/21/13 (a)	2,500,000	2,500,000
0.25%, 07/23/13	4,000,000	3,999,895
0.1645%, 07/29/13 (a)	1,600,000	1,599,870
0.2005%, 08/01/13 (a)	4,210,000	4,210,729
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $25,114,932)		25,114,932
FEDERAL HOME LOAN BANK – (25.35%)
4.50%, 11/15/12	4,500,000	4,523,732
0.19%, 11/21/12	5,500,000	5,500,443
1.746%, 11/30/12	4,500,000	4,511,447
0.125%, 12/03/12	2,800,000	2,799,720
1.75%, 12/14/12	2,000,000	2,006,208
4.875%, 12/14/12	2,400,000	2,422,763
0.24%, 01/25/13 (a)	4,500,000	4,501,583
5.126%, 02/28/13	5,000,000	5,099,732
0.25%, 03/28/13	3,500,000	3,499,675
0.14%, 04/26/13 (a)	6,000,000	5,999,963
0.14%, 05/15/13 (a)	4,500,000	4,499,716
0.14%, 06/18/13 (a)	4,700,000	4,700,000
0.125%, 06/28/13	5,000,000	4,996,571
0.272%, 07/22/13 (a)	4,500,000	4,501,451
0.19%, 08/22/13 (a)	4,500,000	4,499,599
0.238%, 09/10/13 (a)	4,500,000	4,500,182
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $68,562,785)		68,562,785
FREDDIE MAC – (4.31%)
0.28%, 10/12/12 (a)	3,000,000	3,000,082
0.375%, 11/30/12	1,075,000	1,075,335
0.75%, 12/28/12	4,500,000	4,506,026
1.375%, 01/09/13	1,437,000	1,441,578

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	September 30, 2012 (Unaudited)

	Principal	Value
FREDDIE MAC – (CONTINUED)
0.31%, 01/24/13 (a)	$1,640,000	$1,640,313

	TOTAL FREDDIE MAC – (Identified cost $11,663,334)	11,663,334
OTHER AGENCIES – (1.58%)
FICO Strip, 0.2898%, 03/26/13 (c)	1,834,000	1,831,443
Tennessee Valley Authority Strip, 0.2297%, 12/15/12 (c)	2,442,000	2,440,853
	TOTAL OTHER AGENCIES – (Identified cost $4,272,296)	4,272,296
PRIVATE EXPORT FUNDING – (4.43%)
3.55%, 04/15/13	11,760,000	11,968,708
	TOTAL PRIVATE EXPORT FUNDING – (Identified cost $11,968,708)	11,968,708
REPURCHASE AGREEMENTS – (47.20%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 10/01/12, dated 09/28/12, repurchase value of $53,674,760 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.525%-4.50%, 01/01/26-08/01/42, total market value $54,747,480)	53,674,000	53,674,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.28%, 10/01/12, dated 09/28/12, repurchase value of $74,012,727 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 11/20/41-01/15/42, total market value $75,491,220)	74,011,000	74,011,000
	TOTAL REPURCHASE AGREEMENTS – (Identified cost $127,685,000)	127,685,000

Total Investments – (99.97%) – (Identified cost $270,417,820) – (d)		270,417,820
Other Assets Less Liabilities – (0.03%)		93,400
	Net Assets – (100.00%)	$270,511,220

(a)
The interest rates on floating rate securities, shown as of September 30, 2012, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $11,347,895 or 4.20% of the Fund's net assets as of September 30, 2012.

(c)	Zero coupon bonds reflect the effective yield on the date of purchase.

(d)	Aggregate cost for federal income tax purposes is $270,417,820.

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2012 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.36%)
CONSUMER DISCRETIONARY – (1.61%)
Retailing – (1.61%)
Bed Bath & Beyond Inc. *	130,000	$8,190,650
	Total Consumer Discretionary	8,190,650
CONSUMER STAPLES – (3.00%)
Food & Staples Retailing – (3.00%)
CVS Caremark Corp.	315,500	15,276,510
	Total Consumer Staples	15,276,510
ENERGY – (3.40%)
Canadian Natural Resources Ltd. (Canada)	562,990	17,334,462
	Total Energy	17,334,462
FINANCIALS – (84.80%)
Banks – (17.69%)
Commercial Banks – (17.69%)
ICICI Bank Ltd., ADR (India)	121,697	4,884,918
SKBHC Holdings LLC *(a)	1,604	5,987,524
State Bank of India Ltd., GDR (India)	332,813	28,671,840
U.S. Bancorp	101,671	3,487,315
Wells Fargo & Co.	1,363,319	47,075,405
		90,107,002
Diversified Financials – (41.82%)
Capital Markets – (25.39%)
Ameriprise Financial, Inc.	111,554	6,323,996
Bank of New York Mellon Corp.	1,193,374	26,994,120
Brookfield Asset Management Inc., Class A (Canada)	680,090	23,469,906
Charles Schwab Corp.	95,998	1,227,814
Goldman Sachs Group, Inc.	138,492	15,743,771
Julius Baer Group Ltd. (Switzerland)	655,068	22,845,540
Oaktree Capital Group LLC, Class A	797,800	32,709,800
		129,314,947
Consumer Finance – (11.06%)
American Express Co. (b)	967,182	54,993,968
First Marblehead Corp. *	1,305,032	1,370,284
		56,364,252
Diversified Financial Services – (5.37%)
Bank of America Corp.	121,264	1,070,761
Cielo S.A. (Brazil)	236,304	5,896,964
Visa Inc., Class A	151,737	20,375,244
		27,342,969
		213,022,168
Insurance – (25.29%)
Multi-line Insurance – (5.74%)
Loews Corp. (b)	709,245	29,263,449
Property & Casualty Insurance – (10.29%)
Markel Corp. *	67,186	30,804,109
Progressive Corp.	1,041,565	21,602,058
		52,406,167

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (9.26%)
Alleghany Corp. *	75,318	$25,980,191
Everest Re Group, Ltd.	197,972	21,175,085
		47,155,276
		128,824,892
	Total Financials	431,954,062
INFORMATION TECHNOLOGY – (2.55%)
Software & Services – (2.55%)
Google Inc., Class A *	17,200	12,977,572
	Total Information Technology	12,977,572
TOTAL COMMON STOCK – (Identified cost $328,116,942)		485,733,256
SHORT-TERM INVESTMENTS – (4.79%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 10/01/12, dated 09/28/12, repurchase value of $10,248,145 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.525%-4.50%, 01/01/26-08/01/42, total market value $10,452,960)	$10,248,000	10,248,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.28%, 10/01/12, dated 09/28/12, repurchase value of $14,130,330 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 11/20/41-01/15/42, total market value $14,412,600)	14,130,000	14,130,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $24,378,000)		24,378,000

Total Investments – (100.15%) – (Identified cost $352,494,942) – (c)		510,111,256
Liabilities Less Other Assets – (0.15%)		(755,852)
Net Assets – (100.00%)		$509,355,404

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2012 (Unaudited)

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $5,987,524 or 1.18% of the Fund's net assets as of September 30, 2012.

(b)
A portion of these securities is pledged to cover unfunded capital commitments at September 30, 2012. Unfunded capital commitments represent agreements which obligate a fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined. Unfunded capital commitments are recorded when capital calls are requested. As of September 30, 2012, unfunded capital commitments amounted to $7,581,308.

(c)	Aggregate cost for federal income tax purposes is $357,837,695. At September 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$201,702,318
	Unrealized depreciation	(49,428,757)
	Net unrealized appreciation	$152,273,561

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (57.34%)
CONSUMER DISCRETIONARY – (8.98%)
Consumer Services – (0.38%)
School Specialty, Inc. *	575,363	$1,326,212
Media – (2.79%)
News Corp., Class A	396,300	9,715,294
Retailing – (5.81%)
Amazon.com, Inc. *	18,113	4,608,038
Kohl's Corp.	305,800	15,663,076
		20,271,114
	Total Consumer Discretionary	31,312,620
CONSUMER STAPLES – (3.81%)
Food & Staples Retailing – (2.65%)
Whole Foods Market, Inc.	95,000	9,248,725
Food, Beverage & Tobacco – (1.16%)
Tyson Foods, Inc., Class A	252,200	4,040,244
	Total Consumer Staples	13,288,969
ENERGY – (9.89%)
Devon Energy Corp.	198,100	11,985,050
Nabors Industries Ltd. *	710,900	9,973,927
Transocean Ltd.	278,431	12,498,768
	Total Energy	34,457,745
FINANCIALS – (5.32%)
Diversified Financials – (5.32%)
Consumer Finance – (2.77%)
ADFITECH, Inc. *	266,000	744,800
American Express Co.	157,000	8,927,020
		9,671,820
Diversified Financial Services – (2.55%)
Bank of America Corp.	875,876	7,733,985
Citigroup Inc.	35,186	1,151,286
		8,885,271
		18,557,091
	Total Financials	18,557,091
HEALTH CARE – (6.62%)
Health Care Equipment & Services – (3.60%)
Universal Health Services, Inc., Class B	274,500	12,552,885
Pharmaceuticals, Biotechnology & Life Sciences – (3.02%)
Valeant Pharmaceuticals International, Inc. (Canada)*	190,546	10,531,477
	Total Health Care	23,084,362
INDUSTRIALS – (11.92%)
Capital Goods – (9.13%)
General Electric Co.	450,200	10,224,042
Masco Corp.	529,500	7,968,975
Quanta Services, Inc. *	550,990	13,609,453
		31,802,470
Commercial & Professional Services – (2.79%)
Waste Connections, Inc.	321,750	9,732,937
	Total Industrials	41,535,407

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (4.34%)
Semiconductors & Semiconductor Equipment – (4.34%)
Fairchild Semiconductor International, Inc. *	501,897	$6,584,889
Intel Corp.	135,300	3,065,221
International Rectifier Corp. *	327,100	5,459,299
		15,109,409
	Total Information Technology	15,109,409
MATERIALS – (4.82%)
Allegheny Technologies, Inc.	96,100	3,065,590
Freeport-McMoRan Copper & Gold Inc.	195,482	7,737,178
Molycorp, Inc. *	263,900	3,034,850
United States Steel Corp.	155,700	2,969,199
	Total Materials	16,806,817
UTILITIES – (1.64%)
AES Corp. *	521,700	5,723,049
	Total Utilities	5,723,049
TOTAL COMMON STOCK – (Identified cost $212,862,869)		199,875,469
CONVERTIBLE PREFERRED STOCK – (9.76%)
FINANCIALS – (5.95%)
Diversified Financials – (3.79%)
Diversified Financial Services – (3.79%)
Citigroup Inc., 7.50%, Conv. Pfd., T-DECS	136,000	13,211,040
Real Estate – (2.16%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	274,010	7,518,149
	Total Financials	20,729,189
INDUSTRIALS – (1.53%)
Transportation – (1.53%)
Continental Airlines Finance Trust II, 6.00%, Conv. Pfd.	153,200	5,333,275
	Total Industrials	5,333,275
UTILITIES – (2.28%)
AES Trust III, 6.75%, Conv. Pfd.	158,738	7,941,853
	Total Utilities	7,941,853
TOTAL CONVERTIBLE PREFERRED STOCK - (Identified cost $29,972,207)		34,004,317
CONVERTIBLE BONDS – (30.16%)
CONSUMER DISCRETIONARY – (2.08%)
Consumer Services – (2.08%)
School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	$10,900,000	7,241,687
	Total Consumer Discretionary	7,241,687
CONSUMER STAPLES – (3.89%)
Food, Beverage & Tobacco – (3.89%)
Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	12,212,000	13,540,055
	Total Consumer Staples	13,540,055

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2012 (Unaudited)

	Principal	Value
CONVERTIBLE BONDS – (CONTINUED)
ENERGY – (0.81%)
Transocean Inc., Conv. Sr. Notes, 1.50%, 12/15/37	$2,842,000	$2,831,343
	Total Energy	2,831,343
FINANCIALS – (7.47%)
Real Estate – (7.47%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	3,434,000	5,938,674
Forest City Enterprises, Inc., Conv. Sr. Notes, 3.625%, 10/15/14	10,140,000	11,977,875
Forest City Enterprises, Inc., Conv. Sr. Notes, 4.25%, 08/15/18	7,720,000	8,115,650
		26,032,199
	Total Financials	26,032,199
INDUSTRIALS – (2.43%)
Capital Goods – (2.43%)
United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	2,819,000	8,483,428
	Total Industrials	8,483,428
INFORMATION TECHNOLOGY – (4.13%)
Semiconductors & Semiconductor Equipment – (4.13%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	11,635,000	14,398,312
	Total Information Technology	14,398,312
MATERIALS – (9.35%)
Allegheny Technologies, Inc., Conv. Sr. Notes, 4.25%, 06/01/14	9,527,000	10,997,731
Molycorp, Inc., Conv. Sr. Notes, 3.25%, 06/15/16	7,235,000	5,064,500
Molycorp, Inc., Conv. Sr. Notes, 6.00%, 09/01/17	4,825,000	5,557,797
United States Steel Corp., Conv. Sr. Notes, 4.00%, 05/15/14	10,816,000	10,985,000
	Total Materials	32,605,028
TOTAL CONVERTIBLE BONDS – (Identified cost $103,977,256)		105,132,052
CORPORATE BONDS – (2.46%)
CONSUMER DISCRETIONARY – (0.40%)
Retailing – (0.40%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	1,132,000	1,384,924
	Total Consumer Discretionary	1,384,924
FINANCIALS – (0.50%)
Diversified Financials – (0.19%)
Consumer Finance – (0.19%)
ADFITECH, Inc., Sr. Bond, 8.00%, 03/15/20	1,040,991	677,215
Real Estate – (0.31%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	13,300,000	1,080,625
	Total Financials	1,757,840
HEALTH CARE – (0.30%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.30%)
Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (a)	1,000,000	1,042,500
	Total Health Care	1,042,500
INDUSTRIALS – (0.43%)
Capital Goods – (0.43%)
Masco Corp., Sr. Notes, 6.125%, 10/03/16	1,349,500	1,486,641
	Total Industrials	1,486,641

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2012 (Unaudited)

	Principal	Value
CORPORATE BONDS – (CONTINUED)
MATERIALS – (0.83%)
Molycorp, Inc., 144A Sr. Notes, 10.00%, 06/01/20 (a)	$2,900,000	$2,885,500
	Total Materials	2,885,500
	TOTAL CORPORATE BONDS – (Identified cost $17,321,340)	8,557,405
SHORT-TERM INVESTMENTS – (0.04%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 10/01/12, dated 09/28/12, repurchase value of $59,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.525%-4.50%, 01/01/26-08/01/42, total market value $60,180)	59,000	59,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.28%, 10/01/12, dated 09/28/12, repurchase value of $81,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 11/20/41-01/15/42, total market value $82,620)	81,000	81,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $140,000)	140,000

Total Investments – (99.76%) – (Identified cost $364,273,672) – (c)		347,709,243
Other Assets Less Liabilities – (0.24%)		842,069
Net Assets – (100.00%)		$348,551,312

T-DECS: Tangible Dividend Enhanced Common Stock

*	Non-Income producing security.

(a)	These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $9,866,674 or 2.83% of the Fund's net assets as of September 30, 2012.

(b)	This security is in default. The Fund may hold securities in default and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of September 30, 2012, the value of defaulted securities amounted to $1,080,625 (cost: $9,921,191) or 0.31% of the Fund's net assets.

(c)	Aggregate cost for federal income tax purposes is $364,321,652. At September 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation		$55,096,031
Unrealized depreciation		(71,708,440)
	Net unrealized depreciation	$(16,612,409)

Please refer to “Notes to Schedule of Investments” on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (77.89%)
FINANCIALS – (77.89%)
Real Estate – (77.89%)
Real Estate Investment Trusts (REITs) – (74.44%)
Diversified REITs – (3.01%)
Vornado Realty Trust	98,584	$7,990,233
Industrial REITs – (4.43%)
DCT Industrial Trust Inc.	877,200	5,675,484
EastGroup Properties, Inc.	114,050	6,067,460
		11,742,944
Office REITs – (18.50%)
Alexandria Real Estate Equities, Inc.	102,083	7,505,142
BioMed Realty Trust, Inc.	350,150	6,554,808
Boston Properties, Inc.	76,820	8,497,060
Brandywine Realty Trust	365,200	4,451,788
Coresite Realty Corp.	47,000	1,266,180
Corporate Office Properties Trust	160,518	3,847,617
Digital Realty Trust, Inc.	88,600	6,188,710
DuPont Fabros Technology Inc.	242,100	6,113,025
SL Green Realty Corp.	58,020	4,645,661
		49,069,991
Residential REITs – (15.08%)
American Campus Communities, Inc.	215,770	9,467,988
AvalonBay Communities, Inc.	48,820	6,639,032
Education Realty Trust, Inc.	438,980	4,784,882
Equity Residential	115,140	6,624,004
Essex Property Trust, Inc.	44,750	6,633,740
Post Properties, Inc.	122,080	5,854,957
		40,004,603
Retail REITs – (16.47%)
CBL & Associates Properties, Inc.	285,000	6,081,900
DDR Corp.	363,020	5,575,987
Federal Realty Investment Trust	39,670	4,177,251
Kimco Realty Corp.	273,440	5,542,629
Macerich Co.	111,010	6,353,102
Simon Property Group, Inc.	88,032	13,364,138
Taubman Centers, Inc.	34,000	2,608,820
		43,703,827
Specialized REITs – (16.95%)
American Tower Corp.	95,290	6,802,753
Entertainment Properties Trust	73,700	3,274,491
Host Hotels & Resorts Inc.	402,700	6,463,335
LaSalle Hotel Properties	155,930	4,161,772
Public Storage	45,810	6,375,378
Rayonier Inc.	161,300	7,905,313
Ventas, Inc.	110,800	6,897,300
Weyerhaeuser Co.	117,830	3,080,076
		44,960,418
		197,472,016

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (3.45%)
Real Estate Operating Companies – (3.45%)
Forest City Enterprises, Inc., Class A *	577,154	$9,147,891
	Total Financials	206,619,907
TOTAL COMMON STOCK – (Identified cost $178,103,201)		206,619,907
PREFERRED STOCK – (9.65%)
FINANCIALS – (9.65%)
Real Estate – (9.65%)
Real Estate Investment Trusts (REITs) – (9.65%)
Industrial REITs – (1.62%)
Prologis, Inc., 6.75%, Series M	171,000	4,299,795
Office REITs – (6.59%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	468,943	12,866,624
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	79,500	3,498,000
DuPont Fabros Technology Inc., 7.625%, Series B	41,000	1,107,102
		17,471,726
Retail REITs – (1.44%)
CBL & Associates Properties, Inc., 7.375%, Series D	114,160	2,899,949
Taubman Centers, Inc., 6.50%, Series J	35,620	912,763
		3,812,712
	Total Financials	25,584,233
TOTAL PREFERRED STOCK – (Identified cost $12,170,196)		25,584,233
CONVERTIBLE BONDS – (3.67%)
FINANCIALS – (3.67%)
Real Estate – (3.67%)
Real Estate Investment Trusts (REITs) – (3.14%)
Office REITs – (3.14%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$4,815,000	8,326,940
Real Estate Management & Development – (0.53%)
Real Estate Operating Companies – (0.53%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	1,040,000	1,416,350
	Total Financials	9,743,290
TOTAL CONVERTIBLE BONDS – (Identified cost $5,855,000)		9,743,290

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2012 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (8.46%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 10/01/12, dated 09/28/12, repurchase value of $9,428,134 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.525%-4.50%, 01/01/26-08/01/42, total market value $9,616,560)	$9,428,000	$9,428,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.28%, 10/01/12, dated 09/28/12, repurchase value of $12,999,303 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 11/20/41-01/15/42, total market value $13,258,980)	12,999,000	12,999,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $22,427,000)		22,427,000

Total Investments – (99.67%) – (Identified cost $218,555,397) – (b)		264,374,430
Other Assets Less Liabilities – (0.33%)		886,319
Net Assets – (100.00%)		$265,260,749

*	Non-Income producing security.

(a)	This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $8,326,940 or 3.14% of the Fund's net assets as of September 30, 2012.a

(b)	Aggregate cost for federal income tax purposes is $231,474,874. At September 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$43,400,759
	Unrealized depreciation	(10,501,203)
	Net unrealized appreciation	$32,899,556

Please refer to “Notes to Schedule of Investments” on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2012 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, adjusting the value based on changes in an appropriate securities index and applying liquidity discounts.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2012 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$46,550,361	$–	$–	$8,190,650	$31,312,620	$–
Consumer staples	50,108,469	–	–	15,276,510	13,288,969	–
Energy	19,659,877	–	–	17,334,462	34,457,745	–
Financials	93,346,769	–	–	425,966,538	38,541,480	228,706,140
Health care	26,784,882	–	–	–	23,084,362	–
Industrials	57,826,514	–	–	–	41,535,407	–
Information technology	90,854,040	–	–	12,977,572	15,109,409	–
Materials	13,540,983	–	–	–	16,806,817	–
Telecommunication services	3,060,941	–	–	–	–	–
Utilities	–	–	–	–	13,664,902	–
Total Level 1	401,732,836	–	–	479,745,732	227,801,711	228,706,140

Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	148,937,312	–	–	–	–
Short-term	–	–	142,732,820	–	–	–
Convertible debt securities	–	–	–	–	105,132,052	9,743,290
Corporate debt securities	–	–	–	–	8,557,405	–
Equity securities:
Financials	–	–	–	–	744,800	3,498,000
Industrials	–	–	–	–	5,333,275	–
Short-term securities	17,146,000	10,815,000	127,685,000	24,378,000	140,000	22,427,000
Total Level 2	17,146,000	159,752,312	270,417,820	24,378,000	119,907,532	35,668,290

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Financials	–	–	–	5,987,524	–	–
Total Level 3	–	–	–	5,987,524	–	–
Total Investments	$418,878,836	$159,752,312	$270,417,820	$510,111,256	$347,709,243	$264,374,430

Level 2 to Level 1 Transfers*:
Consumer discretionary	$7,874,210	$–	$–	$–	$–	$–
Consumer staples	3,351,888	–	–	–	–	–
Financials	17,637,257	–	–	84,227,180	–	–
Industrials	9,968,008	–	–	–	–	–
Total	$38,831,363	$–	$–	$84,227,180	$–	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered the majority of transfers of assets (or investments) between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2012.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2012:

	Davis Opportunity Fund	Davis Financial Fund
Investment Securities:
Beginning balance a	$–	$7,105,682
Net realized loss	(17,371,319)	(13,924,031)
Decrease in unrealized depreciation	17,371,319	12,805,873
Ending balance	$–	$5,987,524

Increase in unrealized depreciation during the period on Level 3 securities still held at September 30, 2012	$–	$(1,118,158)

There were no transfers of assets (or investments) into or out of Level 3 of the fair value hierarchy during the period.

a Includes securities valued at zero.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Davis Financial Fund
Assets Table Investments at Value:
Equity securities:
Fair value at September 30, 2012	$5,987,524

Valuation technique	Index-based value adjustment with liquidity discount
Unobservable input	Discount rate
Amount	25%

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2012

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 29, 2012